Parent Company Only Condensed Financial Information, Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities [Abstract]
Net Income	$ 10,999	$ 12,631
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Common stock issued to ESOP	500	125
Change in other assets	461	1,477
Change in other liabilities	1,891	5,567
Net cash provided by operating activities	13,097	20,747
Cash flows from investing activities [Abstract]
Net cash (used in) investing activities	(195,183)	(59,787)
Cash flows from financing activities [Abstract]
Purchases of treasury stock	(1,945)	(82)
Cash dividends paid	(4,177)	(4,871)
Net cash provided by (used in) financing activities	137,067	121,176
Cash and cash equivalents [Abstract]
Change in cash and cash equivalents	(45,019)	82,136
Cash and cash equivalents at beginning of year	128,126	45,990
Cash and cash equivalents at end of year	83,107	128,126
Parent Company [Member]
Cash flows from operating activities [Abstract]
Net Income	10,999	12,631
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiaries	(6,807)	(8,382)
Common stock issued to ESOP	500	124
Change in other assets	23	(34)
Change in other liabilities	(2,639)	101
Net cash provided by operating activities	2,076	4,440
Cash flows from investing activities [Abstract]
Proceeds from closing of OVBC Captive	0	2,364
Change in notes receivable	432	(318)
Net cash (used in) investing activities	432	2,046
Cash flows from financing activities [Abstract]
Change in notes payable	107	18
Purchases of treasury stock	(1,945)	(82)
Cash dividends paid	(4,177)	(4,871)
Net cash provided by (used in) financing activities	(6,015)	(4,935)
Cash and cash equivalents [Abstract]
Change in cash and cash equivalents	(3,507)	1,551
Cash and cash equivalents at beginning of year	6,248	4,697
Cash and cash equivalents at end of year	$ 2,741	$ 6,248